Redeemable Convertible Preferred Stock - Additional Information (Details) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2019	Jul. 31, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, Voting rights				one		one
Temporary equity shares authorized						145,948,944	74,929,117
Temporary equity par or stated value per share				$ 0.001	$ 0.001
Mandatory Conversion [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series preferred stock				$ 75,000,000
SeriesA1 A2 A3and B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues									39,676,122
Proceeds from issuance of Series preferred stock									$ 54,786,000
Payments of stock issuance costs									$ 349,000
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues								26,182,114
Proceeds from issuance of Series preferred stock						$ 0	$ 14,175,000	$ 41,750,000
Payments of stock issuance costs							$ 30,000	$ 77,000
Shares issued, price per share				$ 1.5946		$ 1.5946		$ 1.5946
Temporary equity, Cumulative dividend accrual rate				8.00%		8.00%
Temporary equity conversion price				$ 1.5946		$ 1.5946	$ 1.5946
Temporary equity shares authorized				35,152,184		35,152,184	35,152,184
Temporary equity par or stated value per share				$ 0.001		$ 0.001	$ 0.001
Series C Redeemable Convertible Preferred Stock [Member] | Additional Closings [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues	8,910,069
Proceeds from issuance of Series preferred stock	$ 14,208,000
Payments of stock issuance costs	$ 30,000
Shares issued, price per share	$ 1.5946
Series D Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues			56,601,159
Proceeds from issuance of Series preferred stock		$ 109,042,000			$ 109,042,000	$ 109,042,000	$ 0
Payments of stock issuance costs		543,000			$ 186,000	$ 186,000	$ 0
Shares issued, price per share			$ 1.8118	$ 1.8118		$ 1.8118
Non cash stock issuance costs		$ 357,000
Temporary equity, Cumulative dividend accrual rate				8.00%		8.00%
Temporary equity conversion price				$ 1.8118		$ 1.8118
Temporary equity shares authorized				71,019,827		71,019,827	0
Temporary equity par or stated value per share				$ 0.001		$ 0.001	$ 0.001
Series D Redeemable Convertible Preferred Stock [Member] | Additional Closings [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity Stock Issued During Period Shares New Issues		3,583,173
Shares issued, price per share		$ 1.8118
Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, Voting rights				one		one
Temporary equity conversion basis				one-for-one		one-for-one basis
Dividends				$ 0		$ 0	$ 0
Temporary equity shares authorized				145,948,944		145,948,944
Temporary equity par or stated value per share				$ 0.001		$ 0.001
Redeemable Convertible Preferred Stock [Member] | Mandatory Conversion [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Proceeds from issuance of Series preferred stock						$ 75,000,000
Temporary equity conversion price				5.4354		$ 5.4354
Series A1 Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 1.5300		$ 1.5300
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.26446		1.26446
Temporary equity, Cumulative dividend accrual rate				5.00%		5.00%
Temporary equity conversion price				$ 1.2100		$ 1.2100	$ 1.2100
Temporary equity shares authorized						2,865,698	2,865,698
Series A 2Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 1.645		$ 1.645
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.29528		1.29528
Temporary equity, Cumulative dividend accrual rate				8.00%		8.00%
Temporary equity conversion price				$ 1.2700		$ 1.2700	$ 1.2700
Series A 3Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 2.3185		$ 2.3185
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.42239		1.42239
Temporary equity, Cumulative dividend accrual rate				8.00%		8.00%
Temporary equity conversion price				$ 1.6300		$ 1.6300	1.6300
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued, price per share				$ 0.8565		$ 0.8565
Temporary equity, Cumulative dividend accrual rate				8.00%		8.00%
Temporary equity conversion price				$ 0.8565		$ 0.8565	$ 0.8565
Temporary equity shares authorized				21,245,353		21,245,353	21,245,353
Temporary equity par or stated value per share				$ 0.001		$ 0.001	$ 0.001